Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shareholders Ownership, Percentage		57.80%
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff [Member] | Due From Former Parent Company [Member]
Cash Retained From Spin Off Transaction	$ 13,129,541